Promissory Notes	12 Months Ended
Mar. 31, 2026
Promissory Notes [Abstract]
PROMISSORY NOTES

16. PROMISSORY NOTES

Promissory notes as of March 31, 2026 are as follows:

		Maturity		Weighted average interest rate as of March 31,		Balance as of March 31,
Holder	Type	date	Currency	2025	2026	2025	2026	2026
						HK$	HK$	US$
CROM Structured Opportunities Fund I, LP (note a)	Convertible senior promissory note – debt host	December 21, 2030	US$	—	10%	—	(5,083,250)	(648,374)
First Fire Global Opportunities Fund, LLC (note b)	Convertible senior promissory note – debt host	December 24, 2030	US$	—	10%	—	(5,835,846)	(744,368)
							(10,919,096)	(1,392,742)

CROM Structured Opportunities Fund I, LP (note a)	Convertible senior promissory note – embedded derivative	December 21, 2030	US$	—	—	—	(6,022,116)	(768,127)
First Fire Global Opportunities Fund, LLC (note b)	Convertible senior promissory note – embedded derivative	December 24, 2030	US$	—	—	—	(6,030,109)	(769,146)
						—	(12,052,225)	(1,537,273)
Total						—	(22,971,321)	(2,930,015)

Note:

(a)	On December 21, 2025, the Company issued a senior promissory note to CROM Structured Opportunities Fund I, LP with a principal amount of US$1,100,000 and a purchase price of US$1,000,000, reflecting an original issue discount of US$100,000. The note includes an initial interest charge and contractual accretion features that increase the outstanding principal balance by 10% on each annual anniversary date, with additional accretion if the maturity date is extended from 60 months to 84 months.

The holder may convert outstanding principal and interest into ordinary shares at a variable conversion price equal to 90% of the lowest daily Volume-Weigthed Average Price (“VWAP”) of the Company’s shares during the five trading days prior to the conversion date, subject to anti-dilution protections, a 4.99% ownership cap, and forced-conversion provisions at maturity. The notes also include penalty and buy-in mechanisms for delayed share delivery.

(b)	On December 24, 2025, the Company issued a senior promissory note to FirstFire Global Opportunities Fund, LLC with a principal amount of US$1,100,000 and a purchase price of US$1,000,000, reflecting an original issue discount of US$100,000. The note includes an initial interest charge and contractual accretion features that increase the outstanding principal balance by 10% on each annual anniversary date, with additional accretion if the maturity date is extended from 60 months to 84 months.

The holder may convert outstanding principal and interest into ordinary shares at a variable conversion price equal to 90% of the lowest daily Volume-Weigthed Average Price (“VWAP”) of the Company’s shares during the five trading days prior to the conversion date, subject to anti-dilution protections, a 4.99% ownership cap, and forced-conversion provisions at maturity. The notes also include penalty and buy-in mechanisms for delayed share delivery.

Fair Value Measurement

The fair value measurement of the embedded derivative is classified as Level 3 under ASC 820 due to the use of significant unobservable inputs and management judgment. The Company engaged an independent third-party valuation specialist to estimate the fair value of the embedded derivative using a Monte Carlo simulation model. The valuation model simulated multiple potential future stock-price paths and expected settlement outcomes and incorporated the contractual terms of the instruments, including the equity price volatility, VWAP distribution characteristics, conversion behavior assumptions, credit spreads, liquidity discounts, step-up principal accretion, and forced-conversion scenarios.

As of March 31, 2026, the significant assumptions used in the valuation included the Company’s common stock price of US$0.508 per share, expected volatility of 34.0%, a risk-free rate of 4.18%, and a remaining contractual term of approximately 4.74 years. The valuation also reflected assumptions regarding expected conversion behavior and settlement outcomes over the remaining life of the instruments. In addition, the model was calibrated to observed transaction proceeds. No financing below the contractual floor price is expected in 2027, and accordingly no floor-reset event was incorporated into the March 31, 2026, valuation.

Because the valuation is based on unobservable inputs, changes in those assumptions could result in a materially different fair value measurement. In general, higher assumed volatility, lower expected conversion prices, or assumptions that accelerate or increase stock-based settlement would increase the fair value of the embedded derivative, while lower volatility or assumptions resulting in greater cash settlement or reduced conversion value would decrease the fair value.

During the year ended March 31, 2026, no promissory notes are converted to shares. As of March 31, 2026, the remaining embedded derivatives had a fair value of HK$12,052,225 (US$1,537,273).

For the year ended March 31, 2026, the Company recognized:

-	HK$1,172,390 (US$149,540) related to issuance costs included in administrative expenses, and

-	HK$6,731,190 (US$858,570) fair value loss on promissory notes, the fair value loss comprises a day-one fair value loss of HK$7,914,312 (US$1,009,479) at inception date, partially offset by fair value gain of HK$1,183,122 (US$150,909) on embedded derivative as of the year-end date.

The following table presents changes in the fair value of the embedded derivative of promissory notes:

	Balance as of March 31, 2026
	HK$	US$
Fair value of embedded derivative at issuance	13,235,347	1,688,182
Change in fair value	(1,183,122)	(150,909)
Fair value of embedded derivative at March 31, 2026	12,052,225	1,537,273

For the year ended March 31, 2026, the Company recognized a net fair value loss of HK$6,731,190 (US$858,570) relating to the remeasurement of the embedded derivative of promissory notes. This amount includes both the initial day-one loss arising from the difference between cash proceeds and initial fair value, and subsequent changes in fair value during the reporting period.